Schedule of investments
Delaware National High-Yield Municipal Bond Fund	November 30, 2019 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 100.76%
Corporate Revenue Bonds - 19.58%
Allegheny County, Pennsylvania Industrial Development
Authority Revenue
(Environmental Improvement - US Steel Corp. Project)
5.75% 8/1/42 (AMT)	2,000,000	$2,064,940
Anuvia, Florida
144A 5.00% 7/1/29 #	134,139	115,360
Arkansas Development Finance Authority Revenue
(Big River Steel Project) Series A 144A
4.50% 9/1/49 (AMT)#	8,000,000	8,512,480
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior Turbo)
Series A-2 5.75% 6/1/34	5,475,000	5,484,472
Series A-2 5.875% 6/1/47	32,580,000	32,747,787
Series A-2 6.00% 6/1/42	3,100,000	3,117,639
Series A-2 6.50% 6/1/47	24,770,000	25,250,786
California County Tobacco Securitization Agency
Settlement Revenue
(Capital Appreciation Bond - Fresno County Tobacco
Funding Corporation) 0.83% 6/1/55 ^	100,000,000	6,157,000
California Pollution Control Financing Authority Revenue
(Calplant I Project) 144A 8.00% 7/1/39 (AMT)#	5,250,000	5,708,430
(Poseidon Resources) 144A 5.00% 7/1/37 (AMT)#	5,000,000	5,347,800
California State Enterprise Development Authority Revenue
(Sunpower Corp. - Recovery Zone Facility)
8.50% 4/1/31	1,000,000	1,041,040
Central Plains Energy Project, Nebraska
(Project No. 3) Series A 5.00% 9/1/37	3,210,000	4,275,592
Columbus County, North Carolina Industrial Facilities &
Pollution Control Financing
(International Paper Co. Project) Series A 5.70% 5/1/34	1,000,000	1,017,670
Florida Development Finance
(Virgin Trains USA Passenger Rail Project) Series A 144A
6.50% 1/1/49 (AMT)#•	10,000,000	9,462,300
Golden State, California Tobacco Securitization Corporate
Settlement Revenue
(Asset-Backed) Series A-2 5.00% 6/1/47	4,000,000	4,115,640
(Capital Appreciation - Asset-Backed-1st Subordinate)
Series B 1.548% 6/1/47 ^	30,145,000	5,050,192
Hoover, Alabama Industrial Development Board
(United States Steel Corporation Project)
5.75% 10/1/49 (AMT)	13,000,000	14,021,020
Houston, Texas Airport System Revenue
Series B-1 5.00% 7/15/35 (AMT)	5,000,000	5,577,750

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Schedule of investments

Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Houston, Texas Airport System Revenue
(Special Facilities Continental Airlines, Inc. Terminal
Improvements Projects) Series 2011
6.625% 7/15/38 (AMT)	2,000,000	$2,132,580
(United Airlines Inc. ) 5.00% 7/1/29 (AMT)	1,150,000	1,282,066
Indiana Finance Authority Exempt Facility Revenue
(Polyflow Indiana Project - Green Bond) 144A
7.00% 3/1/39 (AMT)#	12,500,000	12,625,000
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue
(Westlake Chemical Corp. ) Series A-1 6.50% 11/1/35	3,000,000	3,129,420
Louisiana Tobacco Settlement Financing Corporation
Asset-Backed Note Series A 5.25% 5/15/35	2,540,000	2,795,549
Lower Alabama Gas District Project Revenue
Series A 5.00% 9/1/46	2,805,000	3,954,685
Main Street Natural Gas Project Revenue, Georgia
Series A 5.50% 9/15/23	40,000	45,577
Michigan Tobacco Settlement Financing Authority
Revenue Asset-Backed
Series A 6.00% 6/1/48	1,255,000	1,261,840
M-S-R Energy Authority, California Gas Revenue
Series A 6.50% 11/1/39	2,500,000	3,874,700
Series B 6.50% 11/1/39	2,500,000	3,874,700
Nassau County, New York Tobacco Settlement
Corporation Revenue
(Asset-Backed) Series A-3 5.125% 6/1/46	1,235,000	1,232,332
Nevada State Department of Business & Industry
(Green Fulcrum Sierra Biofuels Project) 144A
6.25% 12/15/37 (AMT)#	2,500,000	2,903,125
New Jersey Economic Development Authority Special
Facility Revenue
(Continental Airlines Project)
5.25% 9/15/29 (AMT)	4,000,000	4,361,240
Series B 5.625% 11/15/30 (AMT)	1,270,000	1,454,658
New Jersey Tobacco Settlement Financing Corporation
Series B 5.00% 6/1/46	4,440,000	4,908,953
New York Liberty Development Corporation Revenue
(Goldman Sachs Headquarters Issue) 5.25% 10/1/35	7,000,000	9,533,930
New York Transportation Development Corporation
Special Facility Revenue
(Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project) Series 2018
4.00% 1/1/36 (AMT)	1,960,000	2,133,166

2 NQ- 425 [11/19] 1/20 (1050068)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Pennsylvania Economic Development Financing Authority
(CarbonLite P, LLC Project) 144A 5.75% 6/1/36 (AMT)#	7,625,000	$8,130,233
(National Gypsum) 5.50% 11/1/44 (AMT)	4,500,000	4,798,080
Pima County, Arizona Industrial Development Authority
Pollution Control Revenue
(Tucson Electric Power) Series A 5.25% 10/1/40	500,000	513,855
Port of Seattle, Washington Industrial Development
Corporation Special Facilities Revenue
(Delta Airlines) 5.00% 4/1/30 (AMT)	2,000,000	2,181,200
Public Authority for Colorado Energy Natural Gas Revenue
Series 28 6.50% 11/15/38	2,000,000	3,037,120
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	11,765,000	15,707,569
5.25% 12/1/27	2,235,000	2,755,979
5.25% 12/1/28	1,050,000	1,315,020
5.50% 12/1/29	765,000	988,112
Shoals, Indiana
(National Gypsum Co. Project) 7.25% 11/1/43 (AMT)	1,625,000	1,799,493
Tennessee State Energy Acquisition Gas Revenue
Series A 4.00% 5/1/48 •	720,000	772,258
Series C 5.00% 2/1/27	2,940,000	3,495,983
TSASC, New York
Series A 5.00% 6/1/41	705,000	790,446
Subordinate Series B 5.00% 6/1/45	130,000	129,406
Subordinate Series B 5.00% 6/1/48	1,000,000	992,490
Tulsa, Oklahoma Municipal Airports Improvement Trust
Revenue
Series A 5.50% 6/1/35 (AMT)	2,000,000	2,177,920
(American Airlines) 5.00% 6/1/35 (AMT) •	3,000,000	3,371,430
Valparaiso, Indiana
(Pratt Paper LLC Project) 7.00% 1/1/44 (AMT)	2,865,000	3,340,246
Virginia Tobacco Settlement Financing Corporation
Series B-1 5.00% 6/1/47	2,000,000	2,005,420
Series C 2.419% 6/1/47 ^	66,475,000	7,459,825
Series D 2.594% 6/1/47 ^	137,270,000	14,193,718
Washington Economic Development Finance Authority
Revenue
(Columbia Pulp I, LLC Project) Series 2017A 144A
7.50% 1/1/32 (AMT)#	5,000,000	5,136,350
		285,663,572

NQ- 425 [11/19] 1/20 (1050068) 3

Schedule of investments

Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds - 18.34%
Arizona Industrial Development Authority Revenue
(ACCEL Schools Project) Series A 144A 5.25% 8/1/48 #	3,200,000	$3,417,696
(American Charter Schools Foundation Project)
144A 6.00% 7/1/37 #	775,000	902,402
144A 6.00% 7/1/47 #	4,735,000	5,438,668
(Basis Schools Projects)
Series A 144A 5.125% 7/1/37 #	750,000	822,885
Series A 144A 5.375% 7/1/50 #	1,000,000	1,095,140
(Kaizen Education Foundation Project) 144A
5.80% 7/1/52 #	4,000,000	4,400,520
(Pinecrest Academy Nevada-Horizon, Inspirada) Series A
144A 5.75% 7/15/48 #	2,250,000	2,519,820
Arlington, Texas Higher Education Finance
(Leadership Preparatory School)
Series A 5.00% 6/15/36	700,000	715,113
Series A 5.00% 6/15/46	1,325,000	1,348,651
Build NYC Resource, New York
5.00% 11/1/39	1,000,000	1,057,860
(Inwood Academy for Leadership Charter School
Project)
Series A 144A 5.125% 5/1/38 #	575,000	642,108
Series A 144A 5.50% 5/1/48 #	1,500,000	1,692,420
(New Dawn Charter Schools Project)
144A 5.625% 2/1/39 #	1,290,000	1,376,533
144A 5.75% 2/1/49 #	2,700,000	2,870,721
Burbank, Illinois
(Intercultural Montessori Language) 144A
6.25% 9/1/45 #	4,000,000	4,444,520
California Educational Facilities Authority Revenue
(Stanford University) Series V-1 5.00% 5/1/49	24,050,000	36,642,339
California Municipal Finance Authority Revenue
(California Baptist University) Series A 144A
5.50% 11/1/45 #	4,000,000	4,596,240
(Julian Charter School Project) Series A 144A
5.625% 3/1/45 #	5,250,000	5,455,695
(Partnership Uplift Community Project) Series A
5.25% 8/1/42	1,700,000	1,779,288
(Santa Rosa Academy Project) Series A 6.00% 7/1/42	1,250,000	1,339,113
(Southwestern Law School) 6.50% 11/1/41	1,500,000	1,645,710
California School Finance Authority
(Aspire Public Schools)
Series A 144A 5.00% 8/1/35 #	585,000	658,581
Series A 144A 5.00% 8/1/40 #	605,000	674,781

4 NQ- 425 [11/19] 1/20 (1050068)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California School Finance Authority
(Encore Education Obligated Group) Series A 144A
5.00% 6/1/52 #	1,000,000	$880,940
(Escuela Popular Project) 144A 6.50% 7/1/50 #	2,750,000	2,869,955
(New Designs Charter School) Series A 5.50% 6/1/42	1,750,000	1,857,853
(View Park Elementary & Middle Schools)
Series A 5.875% 10/1/44	1,000,000	1,106,000
Series A 6.00% 10/1/49	720,000	798,602
California State University
(Systemwide)
Series A 5.00% 11/1/26	2,000,000	2,517,540
Series A 5.00% 11/1/27	2,300,000	2,926,244
California Statewide Communities Development Authority
Charter School Revenue
(Green Dot Public Schools) Series A 7.25% 8/1/41	1,915,000	2,069,847
California Statewide Communities Development Authority
Revenue
(Lancer Educational Student Housing Project) Series A
144A 5.00% 6/1/46 #	1,500,000	1,666,485
Capital Trust Agency, Florida
(Pineapple Cove Classical Academy Inc. Project)
Series A 144A 5.375% 7/1/54 #	6,000,000	6,314,280
(River City Education Services Project)
Series A 5.375% 2/1/35	870,000	903,034
Series A 5.625% 2/1/45	1,500,000	1,561,440
(University Bridge, LLC Student Housing Project)
Series A 144A 5.25% 12/1/58 #	8,000,000	8,397,520
Colorado Educational & Cultural Facilities Authority
Revenue
(Charter School - Community Leadership Academy)
7.45% 8/1/48	2,000,000	2,264,700
(Charter School - Loveland Classical School) 144A
5.00% 7/1/46 #	1,500,000	1,594,875
(Skyview Charter School) 144A 5.375% 7/1/44 #	500,000	531,060
(Windsor Charter Academy Project) Series 2016 144A
5.00% 9/1/36 #	1,000,000	1,017,810
Columbia Heights, Minnesota Charter School Lease
Revenue
(Prodeo Academy Project)
Series A 5.00% 7/1/49	1,000,000	1,035,370
Series A 5.00% 7/1/54	1,000,000	1,025,600

NQ- 425 [11/19] 1/20 (1050068) 5

Schedule of investments

Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
East Hempfield Township, Pennsylvania Industrial
Development Authority
(Student Services Income - Student Housing Project)
5.00% 7/1/30	1,000,000	$1,083,580
Hawaii State Department of Budget & Finance
(Hawaii Pacific University) Series A 6.875% 7/1/43	2,000,000	2,134,160
Henderson, Nevada Public Improvement Trust
(Touro College & University System)
Series A 5.50% 1/1/39	460,000	510,039
Series A 5.50% 1/1/44	2,000,000	2,206,220
Idaho Housing & Finance Association
(Idaho Arts Charter School) 144A 5.00% 12/1/36 #	715,000	787,408
(North Star Charter School)
Capital Appreciation Subordinate Series B 144A
4.88% 7/1/49 #^	2,888,155	562,237
Series A 6.75% 7/1/48	529,150	576,747
(Xavier Charter School Project) Series A 5.00% 6/1/50	1,000,000	1,092,440
Illinois Finance Authority Charter School Revenue
(Chicago International Charter School Project)
5.00% 12/1/47	2,805,000	3,087,996
(Uno Charter School) Series A 7.125% 10/1/41	1,000,000	1,062,290
Illinois Finance Authority Revenue
(Lake Forest College) Series A 6.00% 10/1/48	1,000,000	1,071,640
(Rogers Park Montessori)
6.00% 2/1/34	675,000	739,510
6.125% 2/1/45	1,800,000	1,956,672
Illinois Finance Authority Student Housing & Academic
Facility Revenue
(University of Illinois at Chicago Project) Series A
5.00% 2/15/47	3,500,000	3,930,290
Illinois Finance Authority Student Housing Revenue
(Dekalb II - Northern Illinois University Project)
6.875% 10/1/43	1,000,000	1,056,810
Indiana State Finance Authority Revenue Educational
Facilities
(Drexel Foundation - Thea Bowman Academy Charter
School) Series A 7.00% 10/1/39	1,000,000	1,001,490
Kanawha, West Virginia
(West Virginia University Foundation Project)
6.75% 7/1/45	2,500,000	2,706,175

6 NQ- 425 [11/19] 1/20 (1050068)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Kent County, Delaware Student Housing and Dining
Facilities Revenue
(Delaware State University Project) Series A
5.00% 7/1/58	1,250,000	$1,378,137
Louisiana Public Facilities Authority Revenue
(Lake Charles Charter Academy Foundation Project)
8.00% 12/15/41	1,500,000	1,608,735
Macon-Bibb County, Georgia Urban Development
Authority Revenue
(Academy for Classical Education)
Series A 144A 5.875% 6/15/47 #	1,680,000	1,720,471
Series A 144A 6.00% 6/15/52 #	1,530,000	1,559,636
Miami-Dade County, Florida Industrial Development
Authority
(Youth Co-Op Charter School)
Series A 144A 5.75% 9/15/35 #	1,000,000	1,051,000
Series A 144A 6.00% 9/15/45 #	1,000,000	1,052,880
Michigan Finance Authority Limited Obligation Revenue
(Public School Academy Old Redford) Series A
6.50% 12/1/40	900,000	908,334
Michigan Public Educational Facilities Authority Revenue
(Limited-Obligation-Landmark Academy) 7.00% 12/1/39	950,000	950,171
Nevada State Department of Business & Industry
(Somerset Academy)
Series A 144A 5.00% 12/15/35 #	1,595,000	1,746,796
Series A 144A 5.125% 12/15/45 #	2,515,000	2,728,398
New Jersey State Higher Education Student Assistance
Authority Student Loan Revenue
Series 1B 5.75% 12/1/39 (AMT)	1,250,000	1,380,537
New York State Dormitory Authority
(Touro College & University System) Series A
5.50% 1/1/44	2,875,000	3,154,680
Pennsylvania State Higher Educational Facilities Authority
Revenue
(Foundation Indiana University) Series A 2.056% 7/1/39
(AGC)•	2,400,000	2,102,664
Philadelphia, Pennsylvania Authority for Industrial
Development Revenue
(1st Philadelphia Preparatory) Series A 7.25% 6/15/43	1,230,000	1,417,883
(Global Leadership Academy Project) 6.375% 11/15/40	1,000,000	1,022,740
(Green Woods Charter School Project) Series A
5.75% 6/15/42	1,600,000	1,677,808

NQ- 425 [11/19] 1/20 (1050068) 7

Schedule of investments

Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Philadelphia, Pennsylvania Authority for Industrial
Development Revenue
(Tacony Academy Charter School Project)
7.00% 6/15/43	1,540,000	$1,699,867
Phoenix, Arizona Industrial Development Authority
Education Revenue
(Basic Schools Project)
Series 2015A 144A 5.00% 7/1/46 #	4,000,000	4,263,960
Series 2016A 144A 5.00% 7/1/45 #	2,000,000	2,133,020
(Choice Academies Project)
5.375% 9/1/32	1,000,000	1,042,470
5.625% 9/1/42	600,000	623,796
(Downtown Phoenix Student Housing, LLC - Arizona
State University Project) Series 2018A 5.00% 7/1/37	250,000	295,757
(Eagle College Preparatory Project) Series A
5.00% 7/1/43	450,000	463,127
(Rowan University Project) 5.00% 6/1/42	2,000,000	2,130,900
Pima County, Arizona Industrial Development Authority
Education Revenue
(American Leadership Academy Project)
144A 5.00% 6/15/47 #	1,630,000	1,682,763
144A 5.00% 6/15/52 #	1,400,000	1,440,194
(Edkey Charter Schools Project) 6.00% 7/1/43	2,000,000	1,994,960
Pottsboro, Texas Higher Education Finance Authority
Revenue
Series A 5.00% 8/15/36	655,000	705,487
Series A 5.00% 8/15/46	1,000,000	1,060,620
Private Colleges & Universities Authority, Georgia Revenue
(Mercer University) Series A 5.00% 10/1/32	1,005,000	1,053,210
Public Finance Authority Revenue, Wisconsin
(Goodwill Industries of Southern Nevada Project)
Series A 5.50% 12/1/38	2,572,956	2,266,491
Series A 5.75% 12/1/48	2,576,272	2,265,007
(Minnesota College of Osteopathic Medicine)
Subordinate Series B 144A 7.75% 12/1/48 #•	2,500,000	875,000
(Wilson Preparatory Academy)
Series A 144A 4.125% 6/15/29 #	540,000	562,599
Series A 144A 5.00% 6/15/39 #	500,000	524,680
Series A 144A 5.00% 6/15/49 #	1,100,000	1,146,299
South Carolina Jobs-Economic Development Authority
Educational Facilities Revenue
(High Point Academy Project) Series A 144A
5.75% 6/15/49 #	5,000,000	5,580,400

8 NQ- 425 [11/19] 1/20 (1050068)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
St. Paul, Minnesota Housing & Redevelopment Authority
Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A
5.25% 7/1/50	2,560,000	$2,700,160
(Hmong College Preparatory Academy Project)
Series A 5.75% 9/1/46	1,000,000	1,107,470
Series A 6.00% 9/1/51	3,000,000	3,357,030
University of California
Series AZ 5.25% 5/15/58	6,185,000	7,603,406
University of Texas System Board of Regents
Series B 5.00% 8/15/49	18,900,000	28,998,270
Utah State Charter School Finance Authority Revenue
(Leadership Learning Academy Project)
Series A 144A 5.00% 6/15/39 #	1,000,000	1,068,380
Series A 144A 5.00% 6/15/50 #	2,200,000	2,306,216
(North Davis Preparatory) 6.375% 7/15/40	1,290,000	1,317,142
Wisconsin Public Finance Authority Revenue
(Pine Lake Preparatory) 144A 5.50% 3/1/45 #	3,460,000	3,738,807
(Roseman University Health Sciences Project)
5.75% 4/1/42	2,000,000	2,101,480
Wyoming Community Development Authority Student
Housing Revenue
(CHF-Wyoming LLC) 6.50% 7/1/43	1,000,000	1,046,000
Yonkers, New York Economic Development Corporation
Education Revenue
(Charter School Educational Excellence) Series A
6.25% 10/15/40	595,000	610,982
		267,668,483
Electric Revenue Bonds - 1.08%
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	7,740,000	5,940,450
Series CCC 5.25% 7/1/27 ‡	730,000	560,275
Series WW 5.00% 7/1/28 ‡	990,000	759,825
Series XX 5.25% 7/1/40 ‡	7,040,000	5,403,200
Salt River Project Agricultural Improvement & Power
District, Arizona
(Salt River Project) Series A 5.00% 1/1/31	2,520,000	3,163,885
		15,827,635
Healthcare Revenue Bonds - 25.41%
Abag, California Finance Authority for Nonprofit
Corporations
(Episcopal Senior Communities) 6.125% 7/1/41	1,650,000	1,757,745

NQ- 425 [11/19] 1/20 (1050068) 9

Schedule of investments

Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Alachua County, Florida Health Facilities Authority
(Oak Hammock University)
Series A 8.00% 10/1/42	1,000,000	$1,126,330
Series A 8.00% 10/1/46	1,500,000	1,685,190
Allen County, Indiana Economic Development Revenue
(StoryPoint Fort Wayne Project) Series A-1 144A
6.875% 1/15/52 #	1,650,000	1,807,789
Apple Valley, Minnesota
(Minnesota Senior Living LLC, Project)
Series B 5.00% 1/1/47	2,500,000	2,537,050
Series D 7.25% 1/1/52	7,290,000	7,541,505
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project
Fourth Tier) Series D 144A 7.25% 1/1/54 #	2,500,000	2,604,825
(Great Lakes Senior Living Communities LLC Project
Second Tier)
Series B 5.00% 1/1/49	975,000	1,063,549
Series B 5.125% 1/1/54	1,130,000	1,234,028
(Great Lakes Senior Living Communities LLC Project
Third Tier)
Series C 144A 5.00% 1/1/49 #	1,000,000	1,071,480
Series C 144A 5.50% 1/1/54 #	4,000,000	4,409,760
(Great Lakes Senior Living Communities LLC Project)
Series A 5.00% 1/1/54	2,595,000	2,893,659
Bexar County, Texas Health Facilities Development
(Army Retirement Residence Foundation Project) Series
2010 5.875% 7/1/30	155,000	158,503
Birmingham, Alabama Special Care Facilities Financing
Authority
(Methodist Home for the Aging)
5.50% 6/1/30	1,850,000	2,110,535
5.75% 6/1/35	1,500,000	1,705,740
5.75% 6/1/45	2,500,000	2,795,000
6.00% 6/1/50	2,650,000	2,992,486
Butler County, Ohio Port Authority
(StoryPoint Fairfield Project) Series A-1 144A
6.50% 1/15/52 #	650,000	701,688
California Health Facilities Financing Authority Revenue
(Kaiser Permanente) Series A-2 5.00% 11/1/47	4,870,000	7,409,461
California Municipal Finance Authority Revenue
(Northbay Healthcare Group) Series A 5.25% 11/1/47	500,000	573,110

10 NQ- 425 [11/19] 1/20 (1050068)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Statewide Communities Development Authority
Revenue
(Loma Linda University Medical Center)
5.50% 12/1/54	13,000,000	$14,459,120
Series A 144A 5.25% 12/1/56 #	3,000,000	3,378,780
Series A 144A 5.50% 12/1/58 #	4,600,000	5,385,450
Camden County, New Jersey Improvement Authority
Revenue
(Cooper Health System Obligation Group)
5.75% 2/15/42	2,500,000	2,775,825
Capital Trust Agency, Florida
(Elim Senior Housing Inc. Project) 144A 5.875% 8/1/52 #	2,500,000	2,613,350
(Tuscan Gardens Senior Living Center) Series A
7.00% 4/1/49	5,000,000	5,036,750
Chesterfield County, Virginia Economic Development
Authority Revenue
(1st Mortgage - Brandermill Woods Project)
5.125% 1/1/43	1,030,000	1,056,780
Chesterton, Indiana
(StoryPoint Chesterton Project) Series A-1 144A
6.375% 1/15/51 #	1,000,000	1,072,760
Cobb County, Georgia Development Authority
(Provident Village at Creekside Project) Series A 144A
6.00% 7/1/51 #	3,500,000	3,324,545
Colorado Health Facilities Authority Revenue
(American Baptist) 8.00% 8/1/43	2,500,000	2,830,475
(CommonSpirit Health)
Series A-1 4.00% 8/1/44	3,750,000	4,040,175
Series A-2 4.00% 8/1/49	5,000,000	5,340,850
Series A-2 5.00% 8/1/44	2,500,000	2,953,800
(Mental Health Center Denver Project) Series A
5.75% 2/1/44	500,000	557,130
(School Health Systems) Series A 5.00% 1/1/44	1,000,000	1,111,180
(Sunny Vista Living Center)
Series A 144A 5.50% 12/1/30 #	750,000	790,635
Series A 144A 5.75% 12/1/35 #	1,150,000	1,214,906
Series A 144A 6.125% 12/1/45 #	1,200,000	1,273,008
Series A 144A 6.25% 12/1/50 #	560,000	596,170
Cumberland County, Pennsylvania Municipal Authority
Revenue
(Asbury Pennsylvania Obligation Group) 5.25% 1/1/41	1,600,000	1,653,648

NQ- 425 [11/19] 1/20 (1050068) 11

Schedule of investments

Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Cuyahoga County, Ohio Hospital Revenue
(The Metrohealth System)
5.25% 2/15/47	5,200,000	$5,957,328
5.50% 2/15/52	4,655,000	5,406,131
5.50% 2/15/57	7,250,000	8,394,413
Decatur, Texas Hospital Authority
(Wise Regional Health Systems)
Series A 5.00% 9/1/34	1,000,000	1,106,330
Series A 5.25% 9/1/29	500,000	564,930
Series A 5.25% 9/1/44	2,000,000	2,192,940
Duluth, Minnesota Economic Development Authority
Revenue
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	3,750,000	4,073,287
Florida Development Finance
(UF Health - Jacksonville Project) Series A
6.00% 2/1/33	2,375,000	2,629,315
Glendale, Arizona Industrial Development Authority
Revenue
(Glencroft Retirement Community Project)
5.00% 11/15/36	830,000	895,578
5.25% 11/15/51	1,350,000	1,451,479
Guilderland, New York Industrial Development Agency
Series A 144A 5.875% 1/1/52 #	6,000,000	6,126,600
Hawaii State Department of Budget & Finance Special
Purpose Senior Living Revenue
(Hawaii Pacific Health Obligation) Series A
5.50% 7/1/43	2,990,000	3,327,302
(Kahala Nui) 5.25% 11/15/37	1,000,000	1,103,390
Hospital Facilities Authority of Multnomah County, Oregon
(Mirabella at South Waterfront) 5.50% 10/1/49	2,400,000	2,618,064
Idaho Health Facilities Authority Revenue
(St. Luke’s Health System Project) Series A
5.00% 3/1/33	485,000	586,583
(Valley Vista Care Corporation) Series A 5.00% 11/15/32	455,000	480,635
Illinois Finance Authority Revenue
(Admiral at Lake Project) 5.25% 5/15/54	5,600,000	5,834,416
(Lutheran Home & Services) 5.75% 5/15/46	1,685,000	1,762,746
Illinois Housing Development Authority
(Stonebridge of Gurnee Project)
Series A 144A 5.45% 1/1/46 #	2,500,000	2,465,650
Series A 144A 5.60% 1/1/56 #	2,630,000	2,621,768

12 NQ- 425 [11/19] 1/20 (1050068)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Indiana Finance Authority Revenue
(King’s Daughters Hospital & Health)
5.50% 8/15/40	1,000,000	$1,025,990
5.50% 8/15/45	1,000,000	1,024,830
(Marquette Project) 5.00% 3/1/39	1,250,000	1,303,887
Iowa Finance Authority
(PHS Council Bluffs Project)
5.125% 8/1/48	1,650,000	1,741,674
5.25% 8/1/55	2,500,000	2,643,275
(Sunrise Retirement Community) 5.75% 9/1/43	2,500,000	2,540,350
Kalispell, Montana
(Immanuel Lutheran Corporation Project) Series A
5.25% 5/15/47	1,300,000	1,400,451
Kentucky Economic Development Finance Authority
Healthcare Revenue
(Rosedale Green Project)
5.50% 11/15/35	1,310,000	1,401,648
5.75% 11/15/45	2,500,000	2,680,325
5.75% 11/15/50	1,600,000	1,711,088
Kentwood, Michigan Economic Development Corporation
Revenue
(Limited Obligation - Holland Home) 5.625% 11/15/41	1,250,000	1,335,925
Kirkwood, Missouri Industrial Development Authority
(Aberdeen Heights) Series A 5.25% 5/15/50	6,000,000	6,679,080
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue
(The Glen Retirement System Project)
Series A 5.00% 1/1/49	2,500,000	2,584,675
Series A 5.00% 1/1/55	2,635,000	2,702,561
Lucas County, Ohio Health Care Facilities Revenue
(Sunset Retirement Communities) 5.50% 8/15/30	1,000,000	1,056,980
Maine Health & Higher Educational Facilities Authority
Revenue
(Maine General Medical Center) 6.75% 7/1/41	1,700,000	1,815,617
Maricopa County, Arizona Industrial Development
Authority
(Christian Care Surprise Project) Series 2016 144A
6.00% 1/1/48 #	5,400,000	5,659,308
Maryland Health & Higher Educational Facilities Authority
(Adventist Healthcare) Series A 5.50% 1/1/46	5,000,000	5,838,500
Michigan State Strategic Fund Limited Revenue
(Evangelical Homes) 5.50% 6/1/47	2,750,000	2,874,245

NQ- 425 [11/19] 1/20 (1050068) 13

Schedule of investments

Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Missouri State Health & Educational Facilities Authority
Revenue
(Lutheran Senior Services) 6.00% 2/1/41	1,000,000	$1,046,720
Montgomery County, Pennsylvania Industrial Development
Authority Revenue
(Whitemarsh Continuing Care)
5.25% 1/1/40	1,550,000	1,630,910
5.375% 1/1/50	6,250,000	6,565,000
Series A 5.375% 1/1/51	1,750,000	1,865,623
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 6.125% 7/1/50	8,500,000	9,244,175
National Finance Authority Revenue, New Hampshire
(The Vista Project)
Series A 144A 5.25% 7/1/39 #	1,265,000	1,377,079
Series A 144A 5.625% 7/1/46 #	1,000,000	1,099,240
Series A 144A 5.75% 7/1/54 #	2,000,000	2,202,360
New Hampshire Health & Education Facilities Authority
(Rivermeade) Series A 6.875% 7/1/41	1,380,000	1,452,146
New Hope, Texas Cultural Education Facilities Finance
(Cardinal Bay - Village on the Park)
Series A1 5.00% 7/1/46	660,000	732,013
Series A1 5.00% 7/1/51	1,595,000	1,759,062
Series B 4.00% 7/1/31	635,000	646,392
Series B 4.75% 7/1/51	1,915,000	1,963,852
Series C 5.00% 7/1/31	250,000	262,703
Series C 5.25% 7/1/36	350,000	368,659
Series C 5.50% 7/1/46	1,250,000	1,315,350
Series C 5.75% 7/1/51	1,000,000	1,063,430
Series D 6.00% 7/1/26	120,000	122,536
Series D 7.00% 7/1/51	1,350,000	1,401,624
(Legacy Midtown Park Project) Series A 5.50% 7/1/54	2,500,000	2,631,050
New Jersey Economic Development Authority
(Black Horse EHT Urban Renewal LLC Project) Series A
144A 5.00% 10/1/39 #	3,125,000	3,134,406
(Lions Gate Project) 5.25% 1/1/44	2,000,000	2,081,680
New Jersey Health Care Facilities Financing Authority
Revenue
(Barnabas Health Services) Series A 4.00% 7/1/26	980,000	1,040,731
(St. Peters University Hospital) 6.25% 7/1/35	2,700,000	2,855,925

14 NQ- 425 [11/19] 1/20 (1050068)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New York State Dormitory Authority
(Orange Regional Medical Center)
144A 5.00% 12/1/40 #	1,100,000	$1,239,535
144A 5.00% 12/1/45 #	800,000	896,272
Northampton County, Pennsylvania Industrial
Development Authority Revenue
(Morningstar Senior Living) 5.00% 7/1/36	2,000,000	2,093,400
Orange County, New York Funding Corporation Assisted
Living Residence Revenue
6.50% 1/1/46	3,800,000	3,931,746
Palm Beach County, Florida Health Facilities Authority
(Sinai Residences Boca Raton Project)
Series A 7.25% 6/1/34	285,000	320,448
Series A 7.50% 6/1/49	2,920,000	3,288,504
Payne County, Oklahoma Economic Development
Authority
(Epworth Living at the Ranch) Series A 7.00% 11/1/51 ‡	961,600	7,981
Pennsylvania Economic Development Financing Authority
(Tapestry Moon Senior Housing Project) Series 2018A
144A 6.75% 12/1/53 #	9,495,000	9,622,518
Prince George’s County, Maryland
(Collington Episcopal Life Care Community)
5.25% 4/1/47	2,000,000	2,167,900
Public Finance Authority, Wisconsin
(Bancroft Neurohealth Project)
Series A 144A 5.00% 6/1/36 #	960,000	1,032,038
Series A 144A 5.125% 6/1/48 #	1,375,000	1,467,565
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	5,630,000	5,872,597
Rochester, Minnesota
(The Homestead at Rochester) Series A 6.875% 12/1/48	2,500,000	2,721,525
Salem, Oregon Hospital Facility Authority Revenue
(Capital Manor) 6.00% 5/15/47	1,500,000	1,617,675
San Buenaventura, California Revenue
(Community Memorial Health System) 7.50% 12/1/41	4,475,000	4,927,288
Shelby County, Tennessee Health Educational & Housing
Facilities Board Revenue
(The Farms at Bailey Station Project) 5.75% 10/1/59	7,500,000	7,294,200
Southeastern Ohio Port Authority
(Memorial Health Systems)
5.00% 12/1/43	805,000	846,079
5.50% 12/1/43	1,250,000	1,351,363

NQ- 425 [11/19] 1/20 (1050068) 15

Schedule of investments

Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Louis County, Missouri Industrial Development
Authority
(Nazareth Living Center Project)
Series A 5.00% 8/15/35	600,000	$655,182
Series A 5.125% 8/15/45	1,800,000	1,949,868
Suffolk County, New York Economic Development
Corporation Revenue
(Peconic Landing Southland) 6.00% 12/1/40	575,000	595,510
Tarrant County, Texas Cultural Education Facilities Finance
(Buckingham Senior Living Community)
5.50% 11/15/45 ‡	3,000,000	2,100,000
(Buckner Senior Living - Ventana Project)
6.75% 11/15/47	1,850,000	2,145,205
6.75% 11/15/52	3,300,000	3,815,196
Tempe, Arizona Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/46	500,000	532,230
(Mirabella At ASU Project) Series A 144A
6.125% 10/1/52 #	1,720,000	1,956,036
University of North Carolina Board of Governors
5.00% 2/1/49	15,000,000	21,823,500
Vermont Economic Development Authority Revenue
(Wake Robin Corp. Project) 5.40% 5/1/33	1,100,000	1,147,366
Washington State Housing Finance Commission
(Heron’s Key) Series A 144A 7.00% 7/1/50 #	2,000,000	2,183,360
Westminster, Maryland
(Lutheran Village Millers Grant)
6.00% 7/1/34	800,000	894,656
Series A 5.00% 7/1/24	1,450,000	1,587,446
Series A 6.125% 7/1/39	750,000	835,605
Series A 6.25% 7/1/44	2,500,000	2,786,150
Wisconsin Health & Educational Facilities Authority
(Covenant Communities Project)
Series B 5.00% 7/1/48	1,000,000	1,069,510
Series C 7.00% 7/1/43	900,000	900,225
Series C 7.50% 7/1/53	1,000,000	1,000,380
(St. Camillus Health System)
Series A 5.00% 11/1/46	2,000,000	2,160,560
Series A 5.00% 11/1/54	2,500,000	2,679,550
Wisconsin Public Finance Authority
(Rose Villa Project) Series A 144A 5.75% 11/15/44 #	2,000,000	2,180,080
		370,822,979

16 NQ- 425 [11/19] 1/20 (1050068)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds - 0.48%
California Municipal Finance Authority Mobile Home Park
Revenue
(Caritas Affordable Housing) Senior Series A
5.25% 8/15/39	1,200,000	$1,349,964
(Caritas Projects) Senior Series A 5.50% 8/15/47	1,500,000	1,601,745
Independent Cities Finance Authority, California
Series A 5.25% 5/15/44	750,000	818,813
Series A 5.25% 5/15/49	3,000,000	3,268,740
		7,039,262
Lease Revenue Bonds - 3.86%
California Municipal Finance Authority Revenue
(Goodwill Industry Sacramento Valley) 5.25% 1/1/45	1,295,000	1,311,045
(Goodwill Industry Sacramento Valley and Northern
Nevada Project)
Series A 144A 6.625% 1/1/32 #	500,000	525,695
Series A 144A 6.875% 1/1/42 #	1,500,000	1,582,035
California Statewide Communities Development Authority
Revenue
(Lancer Plaza Project) 5.875% 11/1/43	1,875,000	2,107,106
Capital Trust Agency, Florida Revenue
(Air Cargo - Aero Miami) Series A 5.35% 7/1/29	715,000	727,269
Industrial Development Authority of Phoenix, Arizona
5.125% 2/1/34	1,000,000	1,020,240
5.375% 2/1/41	1,400,000	1,428,392
Metropolitan Pier & Exposition Authority, Illinois
(McCormick Place Expansion Project) Series A
5.00% 6/15/57	3,975,000	4,401,080
New Jersey Economic Development Authority Special
Facility Revenue
Series WW 5.25% 6/15/30	5,000,000	5,732,100
New Jersey Transportation Trust Fund Authority
(Federal Highway Reimbursement Revenue) Series A
5.00% 6/15/31	5,450,000	6,330,611
(Transportation Program)
Series AA 5.00% 6/15/25	1,000,000	1,163,750
Series AA 5.00% 6/15/44	4,975,000	5,427,725
Series AA 5.25% 6/15/41	1,000,000	1,126,320
New York Liberty Development Revenue
(Class 2-3 World Trade Center Project) 144A
5.375% 11/15/40 #	2,410,000	2,717,516
(Class 3-3 World Trade Center Project) 144A
7.25% 11/15/44 #	9,600,000	11,405,280

NQ- 425 [11/19] 1/20 (1050068) 17

Schedule of investments

Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Public Finance Authority, Wisconsin Airport Facilities
Revenue
(AFCO Investors II Portfolio) 144A
5.75% 10/1/31 (AMT)#	3,775,000	$3,926,075
(Senior Obligation Group) Series B 5.00% 7/1/42 (AMT)	4,000,000	4,254,160
Wise County, Texas
(Parker County Junior College District) 8.00% 8/15/34	1,000,000	1,073,220
		56,259,619
Local General Obligation Bonds - 4.21%
Chicago, Illinois
Series 2005D 5.50% 1/1/37	2,280,000	2,574,097
Series 2005D 5.50% 1/1/40	3,000,000	3,369,480
Series 2007E 5.50% 1/1/42	2,150,000	2,407,828
Series 2007F 5.50% 1/1/42	1,250,000	1,399,900
Series A 5.25% 1/1/29	4,415,000	4,880,385
Series A 5.50% 1/1/33	2,000,000	2,271,800
Series A 5.50% 1/1/49	770,000	909,878
Series A 6.00% 1/1/38	6,285,000	7,557,147
Series C 5.00% 1/1/26	2,105,000	2,399,805
Chicago, Illinois Board of Education
Series A 144A 7.00% 12/1/46 #	2,500,000	3,185,650
Series G 5.00% 12/1/44	2,445,000	2,736,126
Series H 5.00% 12/1/36	3,405,000	3,873,528
Series H 5.00% 12/1/46	4,225,000	4,717,001
Fairfax County, Virginia
Series A 5.00% 10/1/30	5,000,000	6,493,400
Wake County, North Carolina
Series A 5.00% 3/1/28	3,830,000	4,910,941
Series A 5.00% 3/1/31	6,045,000	7,816,850
		61,503,816
Pre-Refunded/Escrowed to Maturity Bonds - 3.93%
Arlington, Texas Higher Education Finance
(Arlington Classic Academy) 7.65% 8/15/40-20§	1,000,000	1,044,000
Bexar County, Texas Health Facilities Development
(Army Retirement Residence Foundation Project) Series
2010 5.875% 7/1/30-20§	845,000	867,714
Bowling Green, Ohio Student Housing Revenue CFP I
(State University Project) 6.00% 6/1/45-20§	1,215,000	1,244,269
California Municipal Finance Authority Revenue
(Azusa Pacific University Project) Series B 144A
7.75% 4/1/31-21#§	750,000	809,205
(Eisenhower Medical Center) Series A 5.75% 7/1/40-20§	1,000,000	1,027,350

18 NQ- 425 [11/19] 1/20 (1050068)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
California Statewide Communities Development Authority
Revenue
(California Baptist University Project) 7.50% 11/1/41-21§	1,000,000	$1,122,320
Central Texas Regional Mobility Authority Revenue
Senior Lien 6.00% 1/1/41-21§	1,890,000	1,987,259
Subordinate Lien 6.75% 1/1/41-21§	1,000,000	1,058,800
Clifton, Texas Higher Education Finance Corporation
Revenue
(Idea Public Schools) 5.75% 8/15/41-21§	1,000,000	1,075,090
(Uplift Education) Series A 6.25% 12/1/45-20§	1,000,000	1,049,470
District of Columbia Revenue
(Center of Strategic & International Studies)
6.625% 3/1/41-21§	2,235,000	2,384,566
(KIPP Charter School) 6.00% 7/1/48-23§	1,450,000	1,695,239
Hawaii Pacific Health Special Purpose Revenue
Series A 5.50% 7/1/40-20§	1,250,000	1,281,213
Illinois Finance Authority Revenue
(Admiral at Lake Project)
Series A 7.625% 5/15/25-20§	1,750,000	1,799,893
Series A 7.75% 5/15/30-20§	500,000	514,530
Series A 8.00% 5/15/40-20§	2,205,000	2,271,238
Series A 8.00% 5/15/46-20§	1,500,000	1,545,060
Illinois Railsplitter Tobacco Settlement Authority
6.00% 6/1/28-21§	1,455,000	1,558,581
Kentucky Economic Development Finance Authority
Hospital Revenue
(Owensboro Medical Health System) Series A
6.50% 3/1/45-20§	4,965,000	5,095,331
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) 6.50% 5/15/37-21§	1,705,000	1,834,751
Lucas County, Ohio Improvement
(Lutheran Homes) Series A 7.00% 11/1/45-20§	3,865,000	4,064,550
Martin County, Florida Health Facilities Authority Revenue
(Martin Memorial Medical Center) 5.50% 11/15/42-21§	1,000,000	1,082,220
Maryland Health & Higher Educational Facilities Authority
(Doctors Community Hospital) 5.75% 7/1/38-20§	1,730,000	1,776,295
New Jersey Economic Development Authority Revenue
(Provident Group - Montclair University Student Housing
Project) 5.875% 6/1/42-20§	1,500,000	1,535,670
North Texas Education Finance Revenue
(Uplift Education) Series A 5.25% 12/1/47-22§	2,100,000	2,306,766

NQ- 425 [11/19] 1/20 (1050068) 19

Schedule of investments

Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Onondaga, New York Civic Development Revenue
(St. Joseph’s Hospital Health Center Project)
4.50% 7/1/32-22§	1,000,000	$1,086,710
Oregon State Facilities Authority Revenue
(Concordia University Project)
Series A 144A 6.125% 9/1/30-20#§	605,000	626,955
Series A 144A 6.375% 9/1/40-20#§	500,000	519,070
Pennsylvania State Higher Educational Facilities Authority
Revenue
(Edinboro University Foundation) 5.80% 7/1/30-20§	1,300,000	1,335,152
Philadelphia, Pennsylvania Authority for Industrial
Development Revenue
(New Foundation Charter School Project)
6.625% 12/15/41-22§	1,000,000	1,157,550
San Juan, Texas Higher Education Finance Authority
Education Revenue
(Idea Public Schools) Series A 6.70% 8/15/40-20§	2,000,000	2,076,120
Southwestern Illinois Development Authority Revenue
(Memorial Group)
7.125% 11/1/30-23§	1,420,000	1,736,830
7.125% 11/1/43-23§	2,500,000	3,057,800
St. Johns County, Florida Industrial Development Authority
Revenue
(Presbyterian Retirement) Series A 5.875% 8/1/40-20§	1,000,000	1,030,670
Travis County, Texas Health Facilities Development
Corporation Revenue
(Westminster Manor Project) 7.125% 11/1/40-20§	1,000,000	1,052,760
University of Arizona Medical Center Hospital Revenue
6.00% 7/1/39-21§	1,500,000	1,611,450
		57,322,447
Resource Recovery Revenue Bonds - 1.02%
Blythe Township, Pennsylvania Solid Waste Authority
Revenue
7.75% 12/1/37 (AMT)	3,000,000	3,415,170
Essex County, New Jersey Improvement Authority
144A 5.25% 7/1/45 (AMT)#	2,500,000	2,551,075
Orange County, Florida Industrial Development Authority
Revenue
(Anuvia Florida LLC Project) Series A 144A
4.00% 7/1/48 (AMT)#	2,665,000	1,659,735
Union County, New Jersey Improvement Authority
(Aries Linden, LLC Project) 144A 6.75% 12/1/41 (AMT)#	7,000,000	7,215,880
		14,841,860

20 NQ- 425 [11/19] 1/20 (1050068)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds - 9.72%
Allentown, Pennsylvania Neighborhood Improvement Zone
Development Authority Tax Revenue
(City Center Project) Series 2018 144A 5.375% 5/1/42 #	3,600,000	$4,040,604
Baltimore, Maryland
(Harbor Point Project)
Series A 144A 3.625% 6/1/46 #	2,000,000	2,012,800
Subordinate Series B 144A 3.55% 6/1/34 #	325,000	325,741
Subordinate Series B 144A 3.70% 6/1/39 #	200,000	200,520
Subordinate Series B 144A 3.875% 6/1/46 #	300,000	300,777
Celebration Pointe, Florida Community Development
District
5.125% 5/1/45	2,000,000	2,099,160
Cherry Hill, Virginia Community Development Authority
(Potomac Shores Project)
144A 5.15% 3/1/35 #	1,000,000	1,054,340
144A 5.40% 3/1/45 #	2,000,000	2,110,820
Conley Road Transportation Development District,
Missouri
5.375% 5/1/47	5,200,000	5,436,444
Dutchess County, New York Local Development
Corporation Revenue
(Anderson Center Services Inc. Project) 6.00% 10/1/30	1,600,000	1,644,864
Fountain Urban Renewal Authority, Colorado
(Improvement - South Academy Highland) Series A
5.50% 11/1/44	3,750,000	3,986,550
Glen Cove, New York Local Economic Assistance
(Garvies Point Public Improvement Project) Series A
5.00% 1/1/56	2,000,000	2,164,420
Hickory Chase Community Authority Revenue
(Hickory Chase Project) Senior Series A 144A
5.00% 12/1/40 #	1,500,000	1,587,075
Juban Crossing Economic Development District, Louisiana
(General Infrastructure Projects) Series C 144A
7.00% 9/15/44 #	3,310,000	3,376,928
(Road Projects) Series A 144A 7.00% 9/15/44 #	2,090,000	2,132,260
Kansas City, Missouri Land Clearance Redevelopment
Authority Revenue
(Convention Centre Hotel Project - TIF Financing)
Series B 144A 5.00% 2/1/40 #	935,000	1,031,679
Series B 144A 5.00% 2/1/50 #	1,825,000	1,982,643
Midtown Miami, Florida Community Development District
(Parking Garage Project) Series A 5.00% 5/1/37	1,235,000	1,301,357

NQ- 425 [11/19] 1/20 (1050068) 21

Schedule of investments

Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Mobile, Alabama Improvement District
(McGowin Park Project)
Series A 5.25% 8/1/30	1,000,000	$1,058,020
Series A 5.50% 8/1/35	1,300,000	1,375,244
Mosaic District, Virginia Community Development
Authority Revenue
Series A 6.875% 3/1/36	1,500,000	1,572,840
Nampa Development Corporation, Idaho Revenue
144A 5.00% 9/1/31 #	2,940,000	3,151,827
5.90% 3/1/30	2,000,000	2,010,100
New York City, New York Industrial Development Agency
(Pilot - Queens Baseball Stadium)
5.00% 1/1/22 (AMBAC)	1,000,000	1,002,670
(Yankee Stadium) 7.00% 3/1/49 (AGC)	1,000,000	1,005,020
Northampton County, Pennsylvania Industrial
Development Authority
(Route 33 Project) 7.00% 7/1/32	2,335,000	2,624,213
Prairie Center Metropolitan District No 3, Colorado
Series A 144A 5.00% 12/15/41 #	2,000,000	2,116,500
Public Finance Authority Revenue, Wisconsin
(American Dream @ Meadowlands Project) 144A
7.00% 12/1/50 #	5,065,000	6,061,437
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	33,490,000	34,657,127
Series A-1 5.00% 7/1/58	29,590,000	31,091,693
Series A-2 4.784% 7/1/58	4,301,000	4,436,309
Regional Transportation, Colorado District Revenue
(Denver Transit Partners Eagle P3 Project)
6.00% 1/15/41	1,000,000	1,022,930
Richmond Heights, Missouri Tax Increment & Transaction
Sales Tax Revenue Improvement
(Francis Place Redevelopment Project) 5.625% 11/1/25	1,090,000	1,090,600
St. Louis County, Missouri Industrial Development
Authority
(Manchester Ballas Community)
Series A 144A 5.00% 9/1/38 #	1,050,000	1,075,883
Series A 144A 5.25% 9/1/45 #	3,540,000	3,623,190
St. Louis, Missouri Industrial Development Authority Tax
Increment Revenue Improvement
(Grand Center Redevelopment Project) 6.375% 12/1/25	910,000	911,001

22 NQ- 425 [11/19] 1/20 (1050068)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue
(Sales Tax Vacation Village Project)
Series A 6.00% 9/1/35	4,690,000	$5,126,592
		141,802,178
State General Obligation Bonds - 5.54%
California State
Various Purposes
5.00% 4/1/32	2,100,000	2,847,831
(Bid Group A) 5.00% 10/1/28	5,000,000	6,462,100
(Bid Group B) 5.00% 8/1/27	5,000,000	6,169,650
Commonwealth of Massachusetts
Series B 5.00% 1/1/32	5,000,000	6,214,550
Illinois State
5.00% 11/1/27	2,000,000	2,282,000
5.00% 5/1/36	1,710,000	1,855,196
5.00% 11/1/36	2,245,000	2,505,398
5.00% 2/1/39	2,980,000	3,206,003
Series A 5.00% 10/1/30	2,000,000	2,311,720
Series A 5.00% 12/1/34	2,100,000	2,382,135
Series A 5.00% 4/1/38	2,805,000	2,988,840
Series C 5.00% 11/1/29	8,970,000	10,216,112
Series D 5.00% 11/1/28	6,000,000	6,865,140
Minnesota State
Series A 5.00% 8/1/30	5,000,000	6,385,250
New York State
Series A 5.25% 2/15/24	2,000,000	2,101,840
Ohio State
(Infrastructure Improvement) Series A 5.00% 9/1/32	7,675,000	9,682,319
Washington State
(Various Purpose) Series C 5.00% 2/1/28	5,000,000	6,342,750
		80,818,834
Transportation Revenue Bonds - 4.86%
Chicago, Illinois O’Hare International Airport Revenue
Series B 5.00% 1/1/33	4,135,000	4,758,517
Foothill-Eastern Transportation Corridor Agency, California
Series A 5.75% 1/15/46	5,000,000	5,766,000
Series A 6.00% 1/15/49	7,690,000	8,980,151
Houston, Texas Airport System Revenue Subordinate Lien
Series A 5.00% 7/1/25 (AMT)	1,000,000	1,055,570

NQ- 425 [11/19] 1/20 (1050068) 23

Schedule of investments

Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Kentucky Public Transportation Infrastructure Authority
(1st Tier - Downtown Crossing)
Series A 5.75% 7/1/49	3,000,000	$3,375,120
Series A 6.00% 7/1/53	1,290,000	1,465,853
Long Beach, California Marina Revenue
5.00% 5/15/40	1,000,000	1,132,820
Port Authority of New York & New Jersey
Series 217 4.00% 11/1/49	4,575,000	5,174,828
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal) Series 8 6.00% 12/1/42	1,970,000	2,056,759
Riverside County, California Transportation Senior Lien
Series A 5.75% 6/1/48	1,000,000	1,116,710
South Jersey Port, New Jersey
(Subordinated Marine Terminal Revenue)
Series A 5.00% 1/1/49	1,110,000	1,275,346
Series B 5.00% 1/1/42 (AMT)	1,110,000	1,282,927
Series B 5.00% 1/1/48 (AMT)	2,535,000	2,903,843
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien
(LBJ Infrastructure)
7.00% 6/30/40	7,000,000	7,235,200
7.50% 6/30/33	500,000	518,820
(NTE Mobility Partners Segment 3 LLC Segment 3C
Project) 5.00% 6/30/58 (AMT)	10,000,000	11,628,300
(NTE Mobility)
6.75% 6/30/43 (AMT)	1,905,000	2,204,428
6.875% 12/31/39	4,055,000	4,073,166
7.00% 12/31/38 (AMT)	1,335,000	1,561,963
Virginia Small Business Financing Authority
(Transform 66 P3 Project) 5.00% 12/31/56 (AMT)	2,975,000	3,388,406
		70,954,727
Water & Sewer Revenue Bonds - 2.73%
Chicago, Illinois Waterworks Revenue
(2nd Lien)
5.00% 11/1/26	180,000	216,092
5.00% 11/1/28	30,000	35,393
Dominion, Colorado Water & Sanitation District Revenue
6.00% 12/1/46	4,000,000	4,278,520
Jefferson County, Alabama Sewer Revenue
(Senior Lien-Warrants) Series A 5.50% 10/1/53 (AGM)	2,500,000	2,863,375
(Sub Lien-Warrants)
Series D 6.50% 10/1/53	16,500,000	19,747,860

24 NQ- 425 [11/19] 1/20 (1050068)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Jefferson County, Alabama Sewer Revenue
(Sub Lien-Warrants)
Series D 7.00% 10/1/51	5,000,000	$6,083,550
Texas Water Development Board
(Master Trust) Series B 5.00% 4/15/31	5,240,000	6,640,757
		39,865,547
Total Municipal Bonds (cost $1,370,615,084)		1,470,390,959

Total Value of Securities – 100.76%
(cost $1,370,615,084)		1,470,390,959

Liabilities Net of Receivables and Other Assets – (0.76%)		(11,040,908)
Net Assets Applicable to 127,779,299 Shares Outstanding – 100.00%		$1,459,350,051

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At Nov. 30, 2019, the aggregate value of Rule 144A securities was $307,172,033, which represents
21.05% of the Fund’s net assets.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds.
For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
‡	Non-income producing security. Security is currently in default.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
Nov. 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i. e. LIBOR03M,
LIBOR06M, etc. ) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ICE – Intercontinental Exchange

NQ- 425 [11/19] 1/20 (1050068) 25

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

Summary of abbreviations (continued):
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
USD – US Dollar

26 NQ- 425 [11/19] 1/20 (1050068)